Interest and Finance Costs, Net (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Interest And Finance Costs, Net
Interest on promissory note to be paid in cash	$ 112
Interest on promissory note to be paid in common shares	$ 112